Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement [Abstract]
Schedule of Warrant Liability at Fair Value

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2024 and 2025:

	For the year ended December 31,
	2024			2025
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
Warrant liability	—	—	68,556	—	—	24,377	3,486

Schedule of Black Scholes Model for the Valuation of the Fair Value of Warrants	The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:
	Issuance date November 23, 2022	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025
Expiration of warrant (years)	5	3.9	2.9	1.9
Stock price per ADS (US$)	1.17	0.20	1.13	0.35
Exercise price per ADS (US$)	2.75	2.75	1.45	0.75
Risk-free rate	3.96%	3.92%	4.27%	3.73%
Dividend yield	—	—	—	—
Standard derivation in the value of stock	132.3%	132.8%	140.7%	135.7%
Calculated fair value per ADS (US$)	0.95	0.10	0.85	0.18
	Issuance date October 28, 2024	As of December 31, 2024	As of December 31, 2025
Expiration of warrant (years)	5	4.8	3.8
Stock price per ADS (US$)	1.48	1.13	0.35
Exercise price per ADS (US$)	1.45	1.45	0.75
Risk-free rate	4.11%	4.37%	3.73%
Dividend yield	—	—	—
Standard derivation in the value of stock	125.4%	127.8%	135.7%
Calculated fair value per ADS (US$)	1.27	0.95	0.26

Schedule of Warrants Outstanding and Fair Values

The warrants outstanding and fair values at each of the respective valuation dates of the warrants issued on November 23, 2022 are summarized below:

	Warrants Outstanding Issued on November 23, 2022	Calculated Fair Value per ADS	Fair Value
		US$	RMB
Fair Value as of November 23, 2022	5,454,546	0.95	36,838
Gain on change in fair value of warrant liability	—	—	(11,219)
Effect of exchange rate changes	—	—	(1,243)
Fair Value as of December 31, 2022	5,454,546	0.64	24,376
Gain on change in fair value of warrant liability	—	—	(20,732)
Effect of exchange rate changes	—	—	308
Fair Value as of December 31, 2023	5,454,546	0.10	3,952
Modification of warrants	4,894,565	—	—
Loss on change in fair value of warrant liability	—	—	58,818
Effect of exchange rate changes	—	—	610
Fair Value as of December 31, 2024	10,349,111	0.85	63,380
Modification of warrants	9,608,103	—	—
Loss on change in fair value of warrant liability	—	—	(25,630)
Exercised	(2,946,220)	—	(15,080)
Effect of exchange rate changes	—	—	(998)
Fair Value as of December 31, 2025	17,010,994	0.18	21,672

The warrants outstanding and fair values at each of the respective valuation dates of the warrants issued on October 28, 2024 are summarized below:

	Warrants Outstanding Issued on October 28, 2024	Calculated Fair Value per ADS	Fair Value
		US$	RMB
Fair Value as of October 28, 2024	761,719	1.27	6,888
Gain on change in fair value of warrant liability	—	—	(1,752)
Effect of exchange rate changes	—	—	40
Fair Value as of December 31, 2024	761,719	0.95	5,176
Modification of warrants	707,179	—	—
Gain on change in fair value of warrant liability	—	—	(2,394)
Effect of exchange rate changes	—	—	(77)
Fair Value as of December 31, 2024	1,468,898	0.26	2,705

Schedule of Summarizes the Activities Related to Fair Value of the Warrants

The following table summarizes the activities related to fair value of the warrants issued on November 23, 2022 and October 28, 2024:

	For the Year Ended December 31,
	2024	2025
	RMB	RMB
Fair value of warrants at beginning of the year (Level 3)	3,952	68,556
Issuances	6,888	—
Exercised	—	(15,080)
Change in fair value	57,066	(28,024)
Effect of exchange rate changes	650	(1,075)
Fair value of warrants at end of the year (Level 3)	68,556	24,377